Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Health Care Portfolio

March 31, 2021

VHC-QTLY-0521
1.814639.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Biotechnology - 21.9%
Biotechnology - 21.9%
Acceleron Pharma, Inc. (a)	54,000	$7,322,940
ADC Therapeutics SA (a)(b)	118,093	2,882,650
Agios Pharmaceuticals, Inc. (a)	100,000	5,164,000
Alnylam Pharmaceuticals, Inc. (a)	115,000	16,236,850
Arcutis Biotherapeutics, Inc. (a)	87,500	2,531,375
Argenx SE ADR (a)	85,000	23,408,150
Ascendis Pharma A/S sponsored ADR (a)	109,474	14,109,009
Avid Bioservices, Inc. (a)	175,000	3,190,250
BeiGene Ltd. ADR (a)	15,000	5,221,200
BioAtla, Inc. (b)	67,000	3,406,280
Black Diamond Therapeutics, Inc. (a)	40,000	970,400
Blueprint Medicines Corp. (a)	46,000	4,472,580
Cytokinetics, Inc. (a)	41,427	963,592
Denali Therapeutics, Inc. (a)	69,000	3,939,900
Exelixis, Inc. (a)	240,000	5,421,600
Fate Therapeutics, Inc. (a)	97,000	7,997,650
Forma Therapeutics Holdings, Inc.	90,000	2,521,800
Fusion Pharmaceuticals, Inc. (a)	19,200	205,824
Generation Bio Co.	49,858	1,418,959
Innovent Biologics, Inc. (a)(c)	780,000	7,911,269
Keros Therapeutics, Inc.	40,400	2,486,620
Kinnate Biopharma, Inc. (b)	40,000	1,246,400
Kura Oncology, Inc. (a)	180,000	5,088,600
Kymera Therapeutics, Inc. (a)	54,000	2,098,440
Mirati Therapeutics, Inc. (a)	50,000	8,565,000
Morphic Holding, Inc. (a)	42,000	2,657,760
Neurocrine Biosciences, Inc. (a)	76,000	7,391,000
Novavax, Inc. (a)(b)	40,000	7,252,400
Olink Holding AB ADR (a)	33,100	1,191,600
ORIC Pharmaceuticals, Inc. (a)	80,000	1,960,000
Passage Bio, Inc. (a)	82,600	1,443,848
Poseida Therapeutics, Inc. (a)(b)	28,500	272,175
Poseida Therapeutics, Inc. (c)	166,187	1,587,086
Prelude Therapeutics, Inc. (b)	100,000	4,333,000
PTC Therapeutics, Inc. (a)	90,600	4,289,910
Regeneron Pharmaceuticals, Inc. (a)	80,000	37,851,200
Relay Therapeutics, Inc. (a)	75,000	2,592,750
Repare Therapeutics, Inc.	56,500	1,733,985
Revolution Medicines, Inc. (a)	154,000	7,065,520
Sage Therapeutics, Inc. (a)	22,235	1,664,290
Sarepta Therapeutics, Inc. (a)	84,000	6,260,520
Scholar Rock Holding Corp. (a)(b)	21,200	1,073,992
Seer, Inc.	1,509	75,480
Shattuck Labs, Inc.	27,900	815,796
Stoke Therapeutics, Inc. (a)(b)	61,900	2,404,196
Taysha Gene Therapies, Inc.	49,300	1,000,790
TG Therapeutics, Inc. (a)	280,000	13,496,000
Turning Point Therapeutics, Inc. (a)	66,000	6,242,940
uniQure B.V. (a)	90,000	3,032,100
Vaxcyte, Inc.	91,000	1,797,250
Vertex Pharmaceuticals, Inc. (a)	20,000	4,297,800
Xencor, Inc. (a)	160,000	6,889,600
Zentalis Pharmaceuticals, Inc.	150,401	6,525,899
Zymeworks, Inc. (a)	109,407	3,455,073
		279,435,298
Capital Markets - 0.1%
Investment Banking & Brokerage - 0.1%
Vesper Healthcare Acquisition Corp. Class A (a)	120,000	1,296,000
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Jaws Acquisition Corp. (a)(b)	200,000	2,650,000
Health Care Equipment & Supplies - 21.4%
Health Care Equipment - 21.4%
Boston Scientific Corp. (a)	1,650,000	63,772,500
Danaher Corp.	270,000	60,771,600
DexCom, Inc. (a)	14,000	5,031,460
Envista Holdings Corp. (a)	214,800	8,763,840
Hologic, Inc. (a)	340,000	25,289,200
Insulet Corp. (a)	128,000	33,397,760
Intuitive Surgical, Inc. (a)	11,800	8,719,492
Masimo Corp. (a)	50,000	11,483,000
Outset Medical, Inc.	145,042	7,888,834
Penumbra, Inc. (a)	145,000	39,234,100
Tandem Diabetes Care, Inc. (a)	94,000	8,295,500
		272,647,286
Health Care Providers & Services - 29.4%
Health Care Facilities - 2.1%
HCA Holdings, Inc.	86,000	16,197,240
Rede D'Oregon Sao Luiz SA (c)	690,000	7,957,130
Surgery Partners, Inc. (a)	56,000	2,478,560
		26,632,930
Health Care Services - 8.9%
1Life Healthcare, Inc. (a)	190,000	7,425,200
Cigna Corp.	300,000	72,522,000
Guardant Health, Inc. (a)	80,000	12,212,000
Oak Street Health, Inc. (a)(b)	320,000	17,366,400
Option Care Health, Inc. (a)	220,000	3,902,800
		113,428,400
Managed Health Care - 18.4%
Anthem, Inc.	15,000	5,384,250
Centene Corp. (a)	620,000	39,624,200
Humana, Inc.	186,000	77,980,500
UnitedHealth Group, Inc.	300,000	111,621,002
		234,609,952

TOTAL HEALTH CARE PROVIDERS & SERVICES		374,671,282

Health Care Technology - 2.5%
Health Care Technology - 2.5%
Alignment Healthcare, Inc. (a)	65,100	1,427,643
Alignment Healthcare, Inc.	346,940	6,847,555
Castlight Health, Inc. (a)	103,200	155,832
Castlight Health, Inc. Class B (a)	500,000	755,000
Health Catalyst, Inc. (a)	90,000	4,209,300
Inspire Medical Systems, Inc. (a)	56,000	11,591,440
Phreesia, Inc. (a)	100,000	5,210,000
Veeva Systems, Inc. Class A (a)	6,000	1,567,440
		31,764,210
Life Sciences Tools & Services - 7.4%
Life Sciences Tools & Services - 7.4%
10X Genomics, Inc. (a)	102,700	18,588,700
Bio-Rad Laboratories, Inc. Class A (a)	18,800	10,737,996
Bruker Corp.	315,100	20,254,628
Lonza Group AG	22,800	12,752,029
Maravai LifeSciences Holdings, Inc.	140,000	4,989,600
Pacific Biosciences of California, Inc. (a)	80,000	2,664,800
Seer, Inc. Class A (d)	52,491	2,625,600
Thermo Fisher Scientific, Inc.	47,000	21,449,860
		94,063,213
Pharmaceuticals - 15.3%
Pharmaceuticals - 15.3%
Arvinas Holding Co. LLC (a)	50,000	3,305,000
AstraZeneca PLC (United Kingdom)	380,000	37,927,269
Atea Pharmaceuticals, Inc.	34,500	2,130,375
Bristol-Myers Squibb Co.	240,000	15,151,200
Eli Lilly & Co.	285,000	53,243,700
Harmony Biosciences Holdings, Inc. (a)	170,000	5,616,800
Harmony Biosciences Holdings, Inc. (c)	5,060	167,182
Nektar Therapeutics (a)(b)	280,000	5,600,000
Pharvaris BV	36,100	1,012,966
Pliant Therapeutics, Inc.	117,300	4,613,409
Revance Therapeutics, Inc. (a)	80,000	2,236,000
Roche Holding AG (participation certificate)	110,000	35,633,774
Royalty Pharma PLC (a)(d)(e)	1,529	0
Royalty Pharma PLC (b)	180,000	7,851,600
Royalty Pharma PLC (c)	196,040	8,551,265
Theravance Biopharma, Inc. (a)	160,000	3,265,600
UCB SA	85,000	8,086,001
		194,392,141
Software - 0.7%
Application Software - 0.7%
Nuance Communications, Inc. (a)	200,000	8,728,000
TOTAL COMMON STOCKS
(Cost $842,135,792)		1,259,647,430

Convertible Preferred Stocks - 0.3%
Biotechnology - 0.1%
Biotechnology - 0.1%
ElevateBio LLC Series C (d)(e)	31,200	130,884
Inscripta, Inc. Series E (d)(e)	157,568	1,391,325
		1,522,209
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
dMed Biopharmaceutical Co. Ltd. (Class C) (d)(e)	45,182	624,867
Pharmaceuticals - 0.1%
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)	123,100	887,551
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,842,672)		3,034,627

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.06% (f)	11,722,183	11,724,528
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	30,507,198	30,510,248
TOTAL MONEY MARKET FUNDS
(Cost $42,234,776)		42,234,776
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $887,213,240)		1,304,916,833
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(31,523,802)
NET ASSETS - 100%		$1,273,393,031

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,173,932 or 2.1% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,660,227 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aristea Therapeutics, Inc. Series B	10/6/20	$678,736
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$641,727
ElevateBio LLC Series C	3/9/21	$130,884
Inscripta, Inc. Series E	3/30/21	$1,391,325
Royalty Pharma PLC	5/21/15	$7,921,624
Seer, Inc. Class A	12/8/20	$997,329

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,140
Fidelity Securities Lending Cash Central Fund	13,906
Total	$16,046

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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